Operating costs (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating costs
Staff costs (note 18)	SFr 1,411,960	SFr 1,352,084	SFr 2,755,388	SFr 3,545,057
Depreciation (notes 8/9)	75,407	83,346	151,186	170,178
External research and development costs	751,860	4,677,306	1,460,642	7,184,492
Laboratory consumables	109,151	100,849	178,773	182,211
Patent maintenance and registration costs	56,349	96,617	118,691	171,849
Professional fees	368,927	323,390	662,455	781,544
Short term leases	10,279	14,596	18,495	27,861
D&O insurance	158,597	411,861	314,912	795,688
Other operating costs	236,223	218,609	419,763	426,311
Total operating costs	SFr 3,178,753	SFr 7,278,658	SFr 6,080,305	SFr 13,285,191